FEBRUARY 28, 2025
SUPPLEMENT TO THE FOLLOWING:
HARTFORD HEALTHCARE HLS FUND SUMMARY PROSPECTUS
DATED APRIL 29, 2024
HARTFORD HLS FUNDS PROSPECTUS
DATED APRIL 29, 2024, AS SUPPLEMENTED TO DATE
This Supplement contains new and additional information regarding the Hartford Healthcare HLS Fund and should be read in connection with your Summary Prospectus and Statutory Prospectus.
Effective immediately, Samuel G. Bitetti, CFA is added as a portfolio manager for the Hartford Healthcare HLS Fund (the “Fund”). Rebecca D. Sykes, CFA, Wen Shi, PhD, CFA and David M. Khtikian, CFA will remain as portfolio managers for the Fund. Accordingly, the following changes are being made to the above referenced Summary Prospectus and Statutory Prospectus effective immediately:
(1) Under the headings “Management” in the above referenced Summary Prospectus and “Hartford Healthcare HLS Fund Summary Section - Management” in the above referenced Statutory Prospectus, the following information is added to the portfolio manager table:
Portfolio Manager	Title	Involved with Fund Since
Samuel G. Bitetti, CFA	Vice President and Global Industry Analyst	May 2024
(2) Under the heading “The Investment Manager and Sub-Adviser –  Portfolio Managers –  Healthcare HLS Fund” in the above referenced Statutory Prospectus, the following information for Samuel G. Bitetti, CFA is added:
Samuel G. Bitetti, CFA, Vice President and Global Industry Analyst of Wellington Management, has served as a portfolio manager for the Fund since February 2025 and has been involved in the securities analysis for the Fund since May 2024. Mr. Bitetti joined Wellington Management as an investment professional in 2024. Prior to joining Wellington Management, Mr. Bitetti was an equity analyst at Adage Capital (2018-2024) and prior to that managed investments for a single-family office (2015-2016) and held various roles at T. Rowe Price (2010-2015).
This Supplement should be retained with your Summary Prospectus and Statutory Prospectus for future reference.
HV-7724
February 2025

FEBRUARY 28, 2025
SUPPLEMENT TO
COMBINED STATEMENT OF ADDITIONAL INFORMATION
FOR HARTFORD SERIES FUND, INC.
DATED APRIL 29, 2024, AS SUPPLEMENTED TO DATE
This Supplement contains new and additional information and should be read in connection with your Statement of Additional Information (“SAI”).
(1)
Effective immediately, under the heading “Portfolio Managers – Other Accounts Managed or Sub-Advised by Wellington Management Portfolio Managers,” the following information is added under the Healthcare HLS Fund:
FUND AND PORTFOLIO MANAGER	NUMBER OF ACCOUNTS	ASSETS MANAGED (in millions)	NUMBER OF ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE	TOTAL ASSETS IN ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE (in millions)
Healthcare HLS Fund
Samuel G. Bitetti(8)
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
(8)
Information is as of October 31, 2024. Effective February 28, 2025, Mr. Bitetti became a portfolio manager to the Healthcare HLS Fund.

(2)
Effective immediately, under the heading “Portfolio Managers – Equity Securities Beneficially Owned by Wellington Management Portfolio Managers,” the following information is added:
PORTFOLIO MANAGER	HLS FUND(S) SUB-ADVISED	DOLLAR RANGE OF EQUITY SECURITIES BENEFICIALLY OWNED
Samuel G. Bitetti(8)	Healthcare HLS Fund	None
(8)
Information is as of October 31, 2024. Effective February 28, 2025, Mr. Bitetti became a portfolio manager to the Healthcare HLS Fund.
THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR SAI FOR FUTURE REFERENCE.